Income Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 7,820	€ 8,229	€ 8,675
Deferred tax liabilities	2,145	€ 2,395	€ 2,550
Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	922
Deferred tax liabilities	(86)
More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,898
Deferred tax liabilities	€ 2,231